UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22350

Global Opportunities Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

October 31, 2016

Date of Reporting Period

Item 1. Reports to Stockholders

Global Opportunities Portfolio

October 31, 2016

Consolidated Portfolio of Investments

Collateralized Mortgage Obligations — 16.4%

Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.:
Series 267, (Interest Only), Class S5, 5.465%, 8/15/42(1)(2)	$19,871,492	$4,556,228
Series 2182, Class ZC, 7.50%, 9/15/29	225,971	267,475
Series 2631, (Interest Only), Class DS, 6.565%, 6/15/33(1)(2)	4,272,969	777,285
Series 2953, (Interest Only), Class LS, 6.165%, 12/15/34(1)(2)	3,890,290	460,915
Series 2956, (Interest Only), Class SL, 6.465%, 6/15/32(1)(2)	2,056,441	426,252
Series 3114, (Interest Only), Class TS, 6.115%, 9/15/30(1)(2)	7,412,066	1,211,445
Series 3153, (Interest Only), Class JI, 6.085%, 5/15/36(1)(2)	4,690,007	949,876
Series 3727, (Interest Only), Class PS, 6.165%, 11/15/38(1)(2)	8,004,446	266,570
Series 3745, (Interest Only), Class SA, 6.215%, 3/15/25(1)(2)	3,955,226	395,135
Series 3780, (Interest Only), Class PS, 5.915%, 8/15/35(1)(2)	441,368	1,072
Series 3845, (Interest Only), Class ES, 6.115%, 1/15/29(1)(2)	3,359,528	166,516
Series 3919, (Interest Only), Class SL, 6.115%, 10/15/40(1)(2)	862,033	12,967
Series 3969, (Interest Only), Class SB, 6.115%, 2/15/30(1)(2)	2,988,707	217,230
Series 3973, (Interest Only), Class SG, 6.115%, 4/15/30(1)(2)	4,777,150	465,154
Series 4007, (Interest Only), Class JI, 4.00%, 2/15/42(1)	4,447,576	636,079
Series 4050, (Interest Only), Class IB, 3.50%, 5/15/41(1)	21,109,016	1,967,766
Series 4067, (Interest Only), Class JI, 3.50%, 6/15/27(1)	17,399,235	1,938,471
Series 4070, (Interest Only), Class S, 5.565%, 6/15/32(1)(2)	24,138,683	4,883,321
Series 4095, (Interest Only), Class HS, 5.565%, 7/15/32(1)(2)	9,050,481	1,621,604
Series 4109, (Interest Only), Class ES, 5.615%, 12/15/41(1)(2)	95,084	20,441
Series 4109, (Interest Only), Class KS, 5.565%, 5/15/32(1)(2)	5,494,669	196,474
Series 4109, (Interest Only), Class SA, 5.665%, 9/15/32(1)(2)	9,043,361	1,975,340
Series 4149, (Interest Only), Class S, 5.715%, 1/15/33(1)(2)	6,916,197	1,481,126
Series 4163, (Interest Only), Class GS, 5.665%, 11/15/32(1)(2)	5,367,588	1,220,874
Series 4169, (Interest Only), Class AS, 5.715%, 2/15/33(1)(2)	8,926,466	1,729,349

Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.: (continued)
Series 4180, (Interest Only), Class GI, 3.50%, 8/15/26(1)	$7,880,250	$748,015
Series 4188, (Interest Only), Class AI, 3.50%, 4/15/28(1)	13,447,262	1,366,156
Series 4189, (Interest Only), Class SQ, 5.615%, 12/15/42(1)(2)	9,501,948	1,339,638
Series 4203, (Interest Only), Class QS, 5.715%, 5/15/43(1)(2)	6,523,826	1,138,459
Series 4212, (Interest Only), Class SA, 5.665%, 7/15/38(1)(2)	20,487,208	2,605,036
Series 4233, (Interest Only), Class GI, 3.50%, 3/15/25(1)	5,317,378	208,450
Series 4273, Class SP, 10.594%, 11/15/43(2)	940,802	1,184,591
Series 4316, (Interest Only), Class JS, 5.565%, 1/15/44(1)(2)	10,043,033	1,305,170
Series 4323, (Interest Only), Class CI, 4.00%, 3/15/40(1)	12,586,474	1,338,497
Series 4326, Class TS, 12.073%, 4/15/44(2)	1,090,383	1,102,261
Series 4332, (Interest Only), Class IK, 4.00%, 4/15/44(1)	5,105,422	738,533
Series 4332, (Interest Only), Class KI, 4.00%, 9/15/43(1)	5,195,708	539,951
Series 4336, Class GU, 3.50%, 2/15/53	1,927,107	1,950,254
Series 4343, (Interest Only), Class PI, 4.00%, 5/15/44(1)	10,726,256	1,485,291
Series 4370, (Interest Only), Class IO, 3.50%, 9/15/41(1)	6,328,371	560,774
Series 4381, (Interest Only), Class SK, 5.615%, 6/15/44(1)(2)	10,881,396	1,429,750
Series 4388, (Interest Only), Class MS, 5.565%, 9/15/44(1)(2)	12,371,391	1,692,982
Series 4407, Class LN, 8.092%, 12/15/43(2)	1,271,369	1,298,530
Series 4417, (Principal Only), Class KO, 0.00%, 12/15/43(3)	2,634,327	2,293,146
Series 4452, (Interest Only), Class SP, 5.665%, 10/15/43(1)(2)	21,289,977	2,399,224
Series 4478, (Principal Only), Class PO, 0.00%, 5/15/45(3)	7,668,046	7,025,618
Series 4497, (Interest Only), Class CS, 5.665%, 9/15/44(1)(2)	28,428,928	4,418,995
Series 4507, (Interest Only), Class MI, 3.50%, 8/15/44(1)	16,335,776	1,686,344
Series 4507, (Interest Only), Class SJ, 5.645%, 9/15/45(1)(2)	16,412,985	3,658,558
Series 4526, (Interest Only), Class PI, 3.50%, 1/15/42(1)	10,833,577	867,702
Series 4528, (Interest Only), Class BS, 5.615%, 7/15/45(1)(2)	17,205,236	2,382,054

		$74,608,944

1	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2016

Consolidated Portfolio of Investments — continued

Security	Principal Amount	Value
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2015-DN1, Class M3, 4.684%, 1/25/25(4)	$13,500,000	$14,146,327
Series 2015-DNA3, Class M3, 5.234%, 4/25/28(4)	10,325,000	10,910,668
Series 2016-DNA1, Class M3, 6.084%, 7/25/28(4)	2,500,000	2,711,405
Series 2016-DNA2, Class M3, 5.184%, 10/25/28(4)	1,750,000	1,831,416
Series 2016-DNA4, Class M3, 4.334%, 3/25/29(4)	16,000,000	15,864,982

		$45,464,798

Federal National Mortgage Association:
Series G94-7, Class PJ, 7.50%, 5/17/24	$512,719	$583,679
Series 1994-42, Class K, 6.50%, 4/25/24	322,591	356,388
Series 2004-46, (Interest Only), Class SI, 5.466%, 5/25/34(1)(2)	7,193,902	1,077,700
Series 2005-17, (Interest Only), Class SA, 6.166%, 3/25/35(1)(2)	3,508,085	806,724
Series 2005-71, (Interest Only), Class SA, 6.216%, 8/25/25(1)(2)	3,883,228	523,999
Series 2005-105, (Interest Only), Class S, 6.166%, 12/25/35(1)(2)	3,281,379	688,417
Series 2006-44, (Interest Only), Class IS, 6.066%, 6/25/36(1)(2)	2,835,650	573,682
Series 2006-65, (Interest Only), Class PS, 6.686%, 7/25/36(1)(2)	2,795,181	624,965
Series 2006-96, (Interest Only), Class SN, 6.666%, 10/25/36(1)(2)	4,027,470	826,702
Series 2006-104, (Interest Only), Class SD, 6.106%, 11/25/36(1)(2)	2,803,798	581,655
Series 2006-104, (Interest Only), Class SE, 6.096%, 11/25/36(1)(2)	1,869,199	387,078
Series 2007-50, (Interest Only), Class LS, 5.916%, 6/25/37(1)(2)	3,700,275	708,098
Series 2008-26, (Interest Only), Class SA, 5.666%, 4/25/38(1)(2)	5,567,372	1,063,461
Series 2008-61, (Interest Only), Class S, 5.566%, 7/25/38(1)(2)	8,780,176	1,701,372
Series 2009-62, Class WA, 5.568%, 8/25/39(5)	2,883,936	3,232,243
Series 2010-99, (Interest Only), Class NS, 6.066%, 3/25/39(1)(2)	6,633,921	398,135
Series 2010-124, (Interest Only), Class SJ, 5.516%, 11/25/38(1)(2)	4,771,920	421,210
Series 2010-135, (Interest Only), Class SD, 5.466%, 6/25/39(1)(2)	9,828,988	1,094,310
Series 2010-151, (Interest Only), Class PI, 4.00%, 5/25/28(1)	5,293,917	41,930
Series 2011-45, (Interest Only), Class SA, 6.116%, 1/25/29(1)(2)	7,633,720	345,853
Series 2011-101, (Interest Only), Class IC, 3.50%, 10/25/26(1)	8,341,760	824,908

Security	Principal Amount	Value
Federal National Mortgage Association: (continued)
Series 2011-101, (Interest Only), Class IE, 3.50%, 10/25/26(1)	$6,253,904	$617,821
Series 2011-104, (Interest Only), Class IM, 3.50%, 10/25/26(1)	10,074,757	1,006,735
Series 2012-24, (Interest Only), Class S, 4.966%, 5/25/30(1)(2)	5,107,005	473,803
Series 2012-30, (Interest Only), Class SK, 6.016%, 12/25/40(1)(2)	13,053,531	1,887,811
Series 2012-52, (Interest Only), Class DI, 3.50%, 5/25/27(1)	14,264,860	1,572,388
Series 2012-56, (Interest Only), Class SU, 6.216%, 8/25/26(1)(2)	7,419,872	579,842
Series 2012-63, (Interest Only), Class EI, 3.50%, 8/25/40(1)	18,661,452	1,147,123
Series 2012-73, (Interest Only), Class MS, 5.516%, 5/25/39(1)(2)	18,093,466	1,747,626
Series 2012-76, (Interest Only), Class GS, 5.516%, 9/25/39(1)(2)	10,297,372	1,046,805
Series 2012-86, (Interest Only), Class CS, 5.566%, 4/25/39(1)(2)	7,728,946	835,986
Series 2012-103, (Interest Only), Class GS, 5.566%, 2/25/40(1)(2)	20,002,754	2,110,393
Series 2012-124, (Interest Only), Class IO, 1.675%, 11/25/42(1)(5)	24,059,689	1,265,446
Series 2012-139, (Interest Only), Class LS, 5.623%, 12/25/42(1)(2)	11,124,714	2,570,000
Series 2012-147, (Interest Only), Class SA, 5.566%, 1/25/43(1)(2)	14,829,137	2,903,075
Series 2012-150, (Interest Only), Class PS, 5.616%, 1/25/43(1)(2)	13,052,253	2,518,969
Series 2012-150, (Interest Only), Class SK, 5.616%, 1/25/43(1)(2)	20,230,992	4,047,590
Series 2013-6, Class TA, 1.50%, 1/25/43	3,669,642	3,601,415
Series 2013-11, (Interest Only), Class IO, 4.00%, 1/25/43(1)	33,778,692	6,448,569
Series 2013-12, (Interest Only), Class SP, 5.116%, 11/25/41(1)(2)	6,307,564	765,019
Series 2013-15, (Interest Only), Class DS, 5.666%, 3/25/33(1)(2)	14,861,304	3,105,800
Series 2013-23, (Interest Only), Class CS, 5.716%, 3/25/33(1)(2)	8,116,424	1,636,327
Series 2013-54, (Interest Only), Class HS, 5.766%, 10/25/41(1)(2)	15,406,944	2,028,442
Series 2013-64, (Interest Only), Class PS, 5.716%, 4/25/43(1)(2)	9,999,550	1,707,713
Series 2013-66, (Interest Only), Class JI, 3.00%, 7/25/43(1)	15,548,966	2,136,835
Series 2013-75, (Interest Only), Class SC, 5.716%, 7/25/42(1)(2)	25,405,978	3,736,798
Series 2014-29, (Interest Only), Class IG, 3.50%, 6/25/43(1)	6,768,883	658,405

2	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2016

Consolidated Portfolio of Investments — continued

Security	Principal Amount	Value
Federal National Mortgage Association: (continued)
Series 2014-32, (Interest Only), Class EI, 4.00%, 6/25/44(1)	$5,363,864	$758,817
Series 2014-36, (Interest Only), Class ID, 4.00%, 6/25/44(1)	3,461,379	421,038
Series 2014-41, (Interest Only), Class SA, 5.516%, 7/25/44(1)(2)	9,882,032	1,889,892
Series 2014-43, (Interest Only), Class PS, 5.566%, 3/25/42(1)(2)	11,738,588	1,764,292
Series 2014-55, (Interest Only), Class IN, 3.50%, 7/25/44(1)	16,908,777	2,320,217
Series 2014-64, (Interest Only), Class BI, 3.50%, 3/25/44(1)	6,925,212	766,361
Series 2014-67, (Interest Only), Class IH, 4.00%, 10/25/44(1)	12,854,489	1,861,142
Series 2014-72, Class CS, 8.087%, 11/25/44(2)	59,277	59,783
Series 2014-80, (Interest Only), Class CI, 3.50%, 12/25/44(1)	10,710,541	1,494,589
Series 2014-89, (Interest Only), Class IO, 3.50%, 1/25/45(1)	16,687,232	2,450,133
Series 2015-6, (Interest Only), Class IM, 1.00%, 6/25/43(1)(2)	24,297,870	1,174,676
Series 2015-14, (Interest Only), Class KI, 3.00%, 3/25/45(1)	19,799,704	2,318,318
Series 2015-17, (Interest Only), Class SA, 5.666%, 11/25/43(1)(2)	18,953,075	2,296,804
Series 2015-22, (Interest Only), Class GI, 3.50%, 4/25/45(1)	10,633,395	1,401,988
Series 2015-31, (Interest Only), Class SG, 5.566%, 5/25/45(1)(2)	21,288,707	3,451,158
Series 2015-36, (Interest Only), Class IL, 3.00%, 6/25/45(1)	11,318,187	1,399,683
Series 2015-47, (Interest Only), Class SG, 5.616%, 7/25/45(1)(2)	13,146,755	2,948,832
Series 2015-52, (Interest Only), Class MI, 3.50%, 7/25/45(1)	28,887,765	3,937,922
Series 2015-93, (Interest Only), Class BS, 5.616%, 8/25/45(1)(2)	16,704,840	2,587,142
Series 2015-95, (Interest Only), Class SB, 5.466%, 1/25/46(1)(2)	22,213,906	4,854,849
Series 2016-1, (Interest Only), Class SJ, 5.616%, 2/25/46(1)(2)	31,600,303	6,545,958

		$115,722,839

Federal National Mortgage Association Connecticut Avenue Securities:
Series 2016-C04, Class 1M2 4.784%, 1/25/29(4)	$3,000,000	$3,052,478

		$3,052,478

Government National Mortgage Association:
Series 2011-48, (Interest Only), Class SD, 6.144%, 10/20/36(1)(2)	$10,647,918	$699,576
Series 2014-68, (Interest Only), Class KI, 1.137%, 10/20/42(1)(5)	23,160,049	850,682

Security	Principal Amount	Value
Government National Mortgage Association: (continued)
Series 2014-146, Class S, 5.362%, 10/20/44(2)	$2,003	$2,009
Series 2015-79, Class CS, 5.099%, 5/20/45(2)	612,028	615,981
Series 2015-116, (Interest Only), Class AS, 5.174%, 8/20/45(1)(2)	16,540,625	2,151,322

		$4,319,570

Total Collateralized Mortgage Obligations (identified cost $282,225,515)		$243,168,629

Mortgage Pass-Throughs — 3.2%

Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.:
2.88%, with maturity at 2035(6)	$839,490	$873,815
4.40%, with maturity at 2030(6)	287,861	308,766
6.50%, with maturity at 2036	1,999,705	2,306,552
7.00%, with various maturities to 2036	3,454,014	4,053,737
7.50%, with maturity at 2035	1,099,762	1,307,268
8.00%, with maturity at 2026	373,603	396,253

		$9,246,391

Federal National Mortgage Association:
3.72%, with maturity at 2035(6)	$798,348	$848,901
3.88%, with maturity at 2035(6)	1,821,914	1,954,222
6.00%, with various maturities to 2032	772,698	885,228
6.50%, with various maturities to 2036	2,903,966	3,345,793
7.00%, with various maturities to 2037	5,740,255	6,734,805
7.50%, with maturity at 2035	5,875,015	7,051,079
8.50%, with maturity at 2032	339,657	416,982
9.50%, with maturity at 2028	779,207	878,130

		$22,115,140

Government National Mortgage Association:
7.00%, with various maturities to 2035(7)	$11,821,916	$14,038,625
7.50%, with maturity at 2032	1,104,578	1,282,911

		$15,321,536

Total Mortgage Pass-Throughs (identified cost $43,645,254)		$46,683,067

Commercial Mortgage-Backed Securities — 9.8%

Security	Principal Amount	Value
A10 Securitization, LLC
Series 2015-1, Class B, 4.12%, 4/15/34(8)	$5,100,000	$5,126,904
Americold LLC Trust
Series 2010-ARTA, Class D, 7.443%, 1/14/29(8)	1,500,000	1,667,306

3	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2016

Consolidated Portfolio of Investments — continued

Security	Principal Amount	Value
Citigroup Commercial Mortgage Trust
Series 2014-GC23, Class D, 4.507%, 7/10/47(5)(8)	$6,683,000	$5,683,343
COMM Mortgage Trust
Series 2013-CR11, Class D, 5.169%, 10/10/46(5)(8)	6,250,000	5,844,511
Series 2014-CR20, Class D, 3.222%, 11/10/47(8)	10,650,000	7,892,860
Series 2014-CR21, Class D, 3.918%, 12/10/47(5)(8)	5,311,000	4,282,814
Series 2014-LC17, Class D, 3.687%, 10/10/47(8)	2,675,000	2,093,022
Series 2015-CR22, Class D, 4.126%, 3/10/48(5)(8)	9,275,000	7,315,878
Series 2015-CR24, Class D, 3.463%, 8/10/48(5)	10,000,000	7,445,764
Series 2015-CR27, Class D, 3.472%, 10/10/48(5)(8)	10,000,000	7,475,846
Series 2015-LC19, Class D, 2.867%, 2/10/48(8)	2,000,000	1,545,732
Goldman Sachs Mortgage Securities Corp. II
Series 2014-GC26, Class C, 4.511%, 11/10/47(5)	2,794,000	2,853,133
JPMBB Commercial Mortgage Securities Trust
Series 2014-C19, Class D, 4.668%, 4/15/47(5)(8)	2,081,000	1,795,596
Series 2014-C21, Class D, 4.661%, 8/15/47(5)(8)	1,600,000	1,345,822
Series 2014-C22, Class D, 4.56%, 9/15/47(5)(8)	4,150,000	3,371,418
Series 2014-C23, Class D, 3.959%, 9/15/47(5)(8)	7,150,000	5,885,152
Series 2014-C25, Class D, 3.948%, 11/15/47(5)(8)	11,000,000	8,560,203
Series 2015-C29, Class D, 3.702%, 5/15/48(5)	10,000,000	7,372,899
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C11, Class D, 4.37%, 8/15/46(5)(8)	5,000,000	4,219,890
Series 2014-C15, Class D, 4.895%, 4/15/47(5)(8)	2,450,000	2,145,374
Series 2014-C16, Class D, 4.757%, 6/15/47(5)(8)	4,000,000	3,235,029
Series 2015-C23, Class D, 4.135%, 7/15/50(5)(8)	5,000,000	4,037,220
Motel 6 Trust
Series 2015-MTL6, Class D, 4.532%, 2/5/30(8)	6,700,000	6,755,918
UBS Commercial Mortgage Trust
Series 2012-C1, Class D, 5.546%, 5/10/45(5)(8)	2,625,750	2,684,258
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4, Class D, 4.499%, 12/10/45(5)(8)	5,000,000	4,919,558
Wells Fargo Commercial Mortgage Trust
Series 2015-C26, Class D, 3.586%, 2/15/48(8)	9,590,000	7,012,358
Series 2015-C29, Class D, 4.225%, 6/15/48(5)	7,000,000	5,484,831
Series 2015-C30, Class D, 4.496%, 9/15/58(5)(8)	3,000,000	2,378,669
Series 2015-C31, Class D, 3.852%, 11/15/48	4,000,000	2,958,387
Series 2015-NXS1, Class D, 4.104%, 5/15/48(5)	5,232,000	4,284,707
WF-RBS Commercial Mortgage Trust
Series 2012-C7, Class D, 4.835%, 6/15/45(5)(8)	2,598,000	2,659,146
Series 2014-C24, Class D, 3.692%, 11/15/47(8)	8,000,000	5,055,331

Total Commercial Mortgage-Backed Securities (identified cost $159,732,987)		$145,388,879

Asset-Backed Securities — 12.6%

Security	Principal Amount	Value
ALM Loan Funding, Ltd.
Series 2015-16A, Class C1, 4.38%, 7/15/27(4)(8)	$7,000,000	$6,772,682
Series 2015-16A, Class D, 6.23%, 7/15/27(4)(8)	3,500,000	3,161,238
Series 2015-17A, Class C2, 5.73%, 1/15/28(4)(8)	3,400,000	3,445,353
Series 2015-17A, Class D, 7.23%, 1/15/28(4)(8)	2,000,000	1,906,902
Apidos CLO
Series 2012-9AR, Class ER, 6.98%, 7/15/23(4)(8)	3,400,000	3,397,858
Series 2014-19A, Class D, 4.63%, 10/17/26(4)(8)	5,000,000	4,924,730
Series 2015-21A, Class C, 4.432%, 7/18/27(4)(8)	4,000,000	3,825,012
Series 2015-21A, Class E, 7.332%, 7/18/27(4)(8)	2,000,000	1,581,236
Ares CLO, Ltd.
Series 2014-32A, Class C, 5.017%, 11/15/25(4)(8)	5,000,000	5,000,223
Series 2015-2A, Class E2, 5.952%, 7/29/26(4)(8)	4,500,000	4,008,816
Series 2015-2A, Class F, 7.252%, 7/29/26(4)(8)	2,000,000	1,643,800
Ares Enhanced Loan Investment Strategy, Ltd.
Series 2013-IRAR, Class D, 5.882%, 7/23/25(4)(8)	3,700,000	3,360,011
Babson CLO, Ltd.
Series 2014-IIA, Class D, 4.48%, 10/17/26(4)(8)	5,000,000	4,767,830
Birchwood Park CLO, Ltd.
Series 2014-1A, Class D1, 4.33%, 7/15/26(4)(8)	4,000,000	3,856,888
Series 2014-1A, Class E1, 5.98%, 7/15/26(4)(8)	3,000,000	2,563,212
Carlyle Global Market Strategies CLO, Ltd.
Series 2014-4A, Class D, 4.48%, 10/15/26(4)(8)	5,000,000	4,977,810
Series 2015-2A, Class D, 6.186%, 4/27/27(4)(8)	3,000,000	2,735,934
Series 2015-2A, Class E, 7.086%, 4/27/27(4)(8)	1,850,000	1,517,352
Series 2015-5A, Class C, 4.931%, 1/20/28(4)(8)	4,000,000	3,953,960
Series 2015-5A, Class D, 6.981%, 1/20/28(4)(8)	2,000,000	1,858,194
Cent CLO LP
Series 2014-22A, Class C, 4.538%, 11/7/26(4)(8)	5,000,000	4,821,350
Cumberland Park CLO, Ltd.
Series 2015-2A, Class D, 4.281%, 7/20/26(4)(8)	5,000,000	4,763,730
Series 2015-2A, Class F, 7.431%, 7/20/26(4)(8)	2,000,000	1,677,158
Dryden XL Senior Loan Fund
Series 2015-40A, Class D, 4.517%, 8/15/28(4)(8)	6,000,000	5,820,540
Series 2015-40A, Class E, 6.767%, 8/15/28(4)(8)	2,500,000	2,308,645
Galaxy CLO, Ltd.
Series 2015-19A, Class C, 4.432%, 1/24/27(4)(8)	5,000,000	4,860,775
Series 2015-19A, Class D, 5.982%, 1/24/27(4)(8)	2,000,000	1,787,838
Series 2015-21A, Class D, 4.781%, 1/20/28(4)(8)	5,000,000	4,888,450
Series 2015-21A, Class E1, 6.481%, 1/20/28(4)(8)	2,500,000	2,309,510
Golub Capital Partners CLO, Ltd.
Series 2015-23A, Class D, 4.528%, 5/5/27(4)(8)	4,000,000	3,868,956
Madison Park Funding, Ltd.
Series 2014-15A, Class C, 4.586%, 1/27/26(4)(8)	5,000,000	4,922,350
Series 2015-17A, Class D, 4.331%, 7/21/27(4)(8)	5,000,000	4,856,575
Series 2015-17A, Class E, 6.331%, 7/21/27(4)(8)	5,000,000	4,558,565

4	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2016

Consolidated Portfolio of Investments — continued

Security	Principal Amount	Value
Oak Hill Credit Partners XI, Ltd.
Series 2015-11A, Class D, 5.181%, 10/20/28(4)(8)	$5,000,000	$5,011,495
Series 2015-11A, Class E, 7.581%, 10/20/28(4)(8)	2,500,000	2,446,472
Octagon Investment Partners 24, Ltd.
Series 2015-1A, Class D, 6.311%, 5/21/27(4)(8)	3,000,000	2,738,892
Series 2015-1A, Class E, 7.811%, 5/21/27(4)(8)	2,000,000	1,717,412
Octagon Investment Partners XXIII, Ltd.
Series 2015-1A, Class D, 4.63%, 7/15/27(4)(8)	5,000,000	4,860,365
Series 2015-1A, Class E2, 7.38%, 7/15/27(4)(8)	3,000,000	2,909,439
Palmer Square CLO, Ltd.
Series 2014-1A, Class D, 6.63%, 10/17/22(4)(8)	2,500,000	2,508,219
Series 2015-2A, Class C, 4.531%, 7/20/27(4)(8)	5,000,000	4,832,075
Recette CLO, LLC
Series 2015-1A, Class D, 4.631%, 10/20/27(4)(8)	7,250,000	7,048,414
Series 2015-1A, Class E, 6.581%, 10/20/27(4)(8)	4,500,000	4,159,129
Series 2015-1A, Class F, 8.331%, 10/20/27(4)(8)	2,000,000	1,718,589
Voya CLO, Ltd.
Series 2014-2A, Class C, 4.18%, 7/17/26(4)(8)	7,750,000	7,372,854
Series 2015-3A, Class D2, 6.331%, 10/20/27(4)(8)	7,000,000	6,331,115
Series 2015-3A, Class E, 7.381%, 10/20/27(4)(8)	3,000,000	2,343,137
Wind River CLO, Ltd.
Series 2015-2A, Class D, 4.73%, 10/15/27(4)(8)	5,000,000	4,893,795
Ziggurat CLO, Ltd.
Series 2014-1A, Class D, 4.63%, 10/17/26(4)(8)	5,000,000	4,676,010

Total Asset-Backed Securities (identified cost $185,918,501)		$186,270,895

Senior Floating-Rate Loans — 5.5%(9)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Drugs — 0.3%
Valeant Pharmaceuticals International, Inc., Term Loan, 5.50%, Maturing 4/1/22	$4,680	$4,687,936

		$4,687,936

Electronics / Electrical — 1.8%
Avago Technologies Cayman Ltd., Term Loan, 3.53%, Maturing 2/1/23	$11,470	$11,602,857
Energizer Holdings, Inc., Term Loan, 3.25%, Maturing 6/30/22	4,913	4,936,186
Sensata Technologies B.V., Term Loan, 3.00%, Maturing 10/14/21	9,802	9,865,921

		$26,404,964

Borrower/Tranche Description		Principal Amount (000’s omitted)	Value

Equipment Leasing — 0.7%
Delos Finance S.a.r.l., Term Loan, 3.59%, Maturing 3/6/21		$10,000	$10,082,500

			$10,082,500

Food Service — 0.3%
Aramark Services, Inc., Term Loan, 3.34%, Maturing 2/24/21		$4,742	$4,775,010

			$4,775,010

Lodging and Casinos — 0.9%
Hilton Worldwide Finance, LLC, Term Loan, 3.03%, Maturing 10/25/23		$5,376	$5,411,668
Hilton Worldwide Finance, LLC, Term Loan, 3.50%, Maturing 10/26/20		526	528,859
Las Vegas Sands, LLC, Term Loan, 3.25%, Maturing 12/19/20		6,306	6,352,041

			$12,292,568

Oil and Gas — 0.6%
MEG Energy Corp., Term Loan, 3.75%, Maturing 3/31/20		$9,731	$9,206,197

			$9,206,197

Steel — 0.9%
FMG Resources (August 2006) Pty. Ltd., Term Loan, 3.75%, Maturing 6/30/19		$13,642	$13,648,569

			$13,648,569

Total Senior Floating-Rate Loans (identified cost $81,075,331)			$81,097,744

Foreign Government Bonds — 26.1%

Security		Principal Amount (000’s omitted)	Value

Argentina — 0.5%
Republic of Argentina, 0.75%, 2/22/17	USD	1,080	$1,069,157
Republic of Argentina, 0.75%, 6/9/17	USD	2,687	2,625,951
Republic of Argentina, 0.75%, 9/21/17	USD	1,263	1,225,270
Republic of Argentina, 2.40%, 3/18/18	USD	2,305	2,231,711

Total Argentina			$7,152,089

5	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2016

Consolidated Portfolio of Investments — continued

Security		Principal Amount (000’s omitted)	Value

Australia — 0.8%
Australia Government Bond, 3.00%, 3/21/47(10)	AUD	17,175	$12,399,265

Total Australia			$12,399,265

Greece — 0.3%
Hellenic Republic Government Bond, 4.75%, 4/17/19(8)(10)	EUR	4,262	$4,312,931

Total Greece			$4,312,931

Iceland — 2.1%
Republic of Iceland, 6.25%, 2/5/20	ISK	124,498	$1,142,300
Republic of Iceland, 6.50%, 1/24/31	ISK	1,460,526	14,750,155
Republic of Iceland, 8.00%, 6/12/25	ISK	1,638,392	15,689,804

Total Iceland			$31,582,259

India — 4.0%
India Government Bond, 7.16%, 5/20/23	INR	419,720	$6,384,572
India Government Bond, 8.15%, 11/24/26	INR	1,031,530	16,630,605
India Government Bond, 8.28%, 9/21/27	INR	327,220	5,333,833
India Government Bond, 8.40%, 7/28/24	INR	119,330	1,934,466
India Government Bond, 8.60%, 6/2/28	INR	733,340	12,231,926
India Government Bond, 8.83%, 11/25/23	INR	1,029,770	17,016,103

Total India			$59,531,505

Japan — 6.0%
Japan Government CPI Linked Bond, 0.10%, 9/10/24(11)	JPY	2,836,081	$28,535,781
Japan Government CPI Linked Bond, 0.10%, 3/10/25(11)	JPY	6,054,584	61,034,276

Total Japan			$89,570,057

New Zealand — 5.8%
New Zealand Government Bond, 2.00%, 9/20/25(10)(11)	NZD	44,871	$33,392,155
New Zealand Government Bond, 3.00%, 9/20/30(10)(11)	NZD	62,895	52,343,522

Total New Zealand			$85,735,677

Russia — 1.6%
Russia Government Bond, 6.40%, 5/27/20	RUB	766,187	$11,317,362
Russia Government Bond, 7.60%, 7/20/22	RUB	38,401	580,461
Russia Government Bond, 8.50%, 9/17/31	RUB	715,123	11,307,519

Total Russia			$23,205,342

Security		Principal Amount (000’s omitted)	Value

Serbia — 1.1%
Serbia Treasury Bond, 5.75%, 7/21/23	RSD	1,776,320	$16,041,879

Total Serbia			$16,041,879

Sri Lanka — 0.8%
Sri Lanka Government Bond, 11.00%, 8/1/24	LKR	342,000	$2,217,046
Sri Lanka Government Bond, 11.00%, 8/1/25	LKR	119,000	768,206
Sri Lanka Government Bond, 11.00%, 6/1/26	LKR	388,000	2,493,990
Sri Lanka Government Bond, 11.00%, 5/15/30	LKR	251,000	1,562,377
Sri Lanka Government Bond, 11.40%, 1/1/24	LKR	77,000	511,317
Sri Lanka Government Bond, 11.50%, 8/1/26	LKR	563,000	3,721,091
Sri Lanka Government Bond, 11.50%, 9/1/28	LKR	106,000	693,314

Total Sri Lanka			$11,967,341

Suriname — 0.4%
Republic of Suriname, 9.25%, 10/26/26(10)	USD	4,988	$5,237,400

Total Suriname			$5,237,400

Thailand — 2.7%
Thailand Government Bond, 1.25%, 3/12/28(10)(11)	THB	1,474,611	$39,592,762

Total Thailand			$39,592,762

Total Foreign Government Bonds (identified cost $375,506,802)			$386,328,507

U.S. Treasury Obligations — 7.5%

Security		Principal Amount	Value
U.S. Treasury Inflation-Protected Note, 0.25%, 1/15/25(7)(12)		$109,612,424	$111,145,573

Total U.S. Treasury Obligations (identified cost $109,827,073)			$111,145,573

U.S. Government Agency Obligations — 1.5%

Security		Principal Amount	Value
Federal Farm Credit Bank
3.41%, 3/20/35		$12,000,000	$12,862,956

			$12,862,956

6	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2016

Consolidated Portfolio of Investments — continued

Security	Principal Amount	Value
Federal Home Loan Bank
5.50%, 7/15/36(7)	$7,000,000	$9,861,285

		$9,861,285

Total U.S. Government Agency Obligations (identified cost $20,517,362)		$22,724,241

Closed-End Funds — 6.3%

Security	Shares	Value
Advent Claymore Convertible Securities and Income Fund	211,682	$2,965,665
BlackRock Corporate High Yield Fund, Inc.	1,000,336	10,523,535
BlackRock Multi-Sector Income Trust	675,742	11,325,436
Brookfield Mortgage Opportunity Income Fund, Inc.	638,252	9,146,151
First Trust High Income Long/Short Fund	772,971	11,996,510
MFS Multimarket Income Trust	1,093,200	6,526,404
Nuveen Global High Income Fund	456,000	7,154,640
Nuveen Mortgage Opportunity Term Fund	324,311	7,731,574
Prudential Global Short Duration High Yield Fund, Inc.	293,307	4,317,479
Putnam Premier Income Trust	2,148,937	10,465,323
Wells Fargo Advantage Income Opportunities Fund	669,620	5,470,796
Western Asset High Income Opportunity Fund, Inc.	1,288,797	6,392,433

Total Closed-End Funds (identified cost $99,808,762)		$94,015,946

Currency Options Purchased — 0.6%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value

Call SEK/Put EUR	Citibank, N.A.	EUR	22,845	SEK	9.53	4/27/17	$156,237
Call SEK/Put EUR	Goldman Sachs International	EUR	11,148	SEK	9.45	4/27/17	57,615
Put CNH/Call USD	Standard Chartered Bank	USD	25,581	CNH	6.47	6/15/17	1,588,810
Put CNH/Call USD	Standard Chartered Bank	USD	23,860	CNH	6.47	6/15/17	1,488,291
Put EUR/Call USD	Deutsche Bank AG	USD	25,000	USD	1.10	11/1/16	69,425
Put EUR/Call USD	Deutsche Bank AG	USD	25,000	USD	1.18	11/1/16	1,743,200
Put EUR/Call USD	Deutsche Bank AG	USD	25,000	USD	1.28	11/1/16	3,475,750

Total Currency Options Purchased (identified cost $5,033,597)							$8,579,328

Interest Rate Swaptions Purchased — 0.2%

Description	Counterparty	Expiration Date	Notional Amount	Value

Option to receive 3-month USD-LIBOR-BBA Rate and pay 2.44%	Goldman Sachs International	9/14/17	USD 60,000,000	$2,024,806
Option to receive 3-month USD-LIBOR-BBA Rate and pay 2.67%	Goldman Sachs International	4/12/17	USD 50,000,000	382,311

Total Interest Rate Swaptions Purchased (identified cost $3,396,000)				$2,407,117

Short-Term Investments — 6.7%

Foreign Government Securities — 0.6%

Security		Principal Amount (000’s omitted)	Value

Iceland — 0.6%
Iceland Treasury Bill, 0.00%, 11/15/16	ISK	132,689	$718,095
Iceland Treasury Bill, 0.00%, 2/15/17	ISK	319,880	1,727,213
Iceland Treasury Bill, 0.00%, 4/18/17	ISK	1,243,760	6,710,343

Total Iceland			$9,155,651

Total Foreign Government Securities (identified cost $9,299,688)			$9,155,651

U.S. Treasury Obligations — 0.8%

Security		Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 11/25/16(7)(13)		$11,250	$11,248,751

Total U.S. Treasury Obligations (identified cost $11,248,748)			$11,248,751

7	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2016

Consolidated Portfolio of Investments — continued

Other — 5.3%

Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 0.68%(14)	78,570,967	$78,586,680

Total Other (identified cost $78,572,285)		$78,586,680

Total Short-Term Investments (identified cost $99,120,721)		$98,991,082

Total Investments — 96.4% (identified cost $1,465,807,905)		$1,426,801,008

Interest Rate Swaptions Written — (0.0)%(15)

Description	Counterparty	Expiration Date	Notional Amount		Value

Option to receive 3-month USD-LIBOR-BBA Rate and pay 1.92%	Goldman Sachs International	4/12/17	USD	240,000,000	$(383,861)

Total Interest Rate Swaptions Written (premiums received $1,520,000)					$(383,861)

Currency Options Written — (0.4)%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value

Put EUR/Call USD	Deutsche Bank AG	USD	25,000	USD	1.10	11/1/16	$(69,425)
Put EUR/Call USD	Deutsche Bank AG	USD	25,000	USD	1.18	11/1/16	(1,743,200)
Put EUR/Call USD	Deutsche Bank AG	USD	25,000	USD	1.28	11/1/16	(3,475,750)

Total Currency Options Written (premiums received $5,279,324)							$(5,288,375)

Other Assets, Less Liabilities — 4.0%							$58,559,554

Net Assets — 100.0%							$1,479,688,326

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.
(2)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at October 31, 2016.

(3)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.

(4)	Variable rate security. The stated interest rate represents the rate in effect at October 31, 2016.

(5)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at October 31, 2016.

(6)	Adjustable rate mortgage security. Rate shown is the rate at October 31, 2016.

(7)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(8)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2016, the aggregate value of these securities is $305,572,984 or 20.7% of the Portfolio’s net assets.

(9)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(10)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At October 31, 2016, the aggregate value of these securities is $147,278,035 or 10.0% of the Portfolio’s net assets.

(11)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(12)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(13)	All or a portion of the security is held by a wholly-owned subsidiary (see Note 1).

(14)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2016.

(15)	Amount is less than (0.05)%.

8	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2016

Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

EUR	9,216,474	SEK	91,072,000	UBS AG	11/1/16	$34,295	$—
EUR	576,025	SEK	5,691,000	UBS AG	11/1/16	2,249	—
EUR	113,678	USD	124,102	JPMorgan Chase Bank, N.A.	11/1/16	688	—
SEK	96,763,000	EUR	9,780,660	Goldman Sachs International	11/1/16	—	(23,547)
EUR	41,233	SEK	407,794	BNP Paribas	11/2/16	115	—
EUR	35,713,841	SEK	352,460,000	UBS AG	11/2/16	182,055	—
EUR	576,038	SEK	5,688,000	UBS AG	11/2/16	2,596	—
EUR	264,615	USD	290,290	Morgan Stanley & Co. International PLC	11/2/16	191	—
KES	94,679,000	USD	913,009	Citibank, N.A.	11/2/16	18,413	—
PEN	3,004,000	USD	893,888	BNP Paribas	11/2/16	—	(771)
PEN	5,687,477	USD	1,692,399	BNP Paribas	11/2/16	—	(1,459)
PEN	3,754,000	USD	1,117,062	Standard Chartered Bank	11/2/16	—	(963)
PEN	12,445,477	USD	3,742,438	Standard Chartered Bank	11/2/16	—	(42,281)
SEK	39,777,869	EUR	4,020,566	Goldman Sachs International	11/2/16	—	(9,546)
SEK	87,497,925	EUR	8,844,070	Goldman Sachs International	11/2/16	—	(21,194)
SEK	231,280,000	EUR	23,377,201	Goldman Sachs International	11/2/16	—	(56,022)
USD	932,375	KES	94,679,000	Citibank, N.A.	11/2/16	954	—
USD	1,675,498	PEN	5,687,477	BNP Paribas	11/2/16	—	(15,442)
USD	852,803	PEN	3,004,000	BNP Paribas	11/2/16	—	(40,314)
USD	3,703,350	PEN	12,445,477	Standard Chartered Bank	11/2/16	3,193	—
USD	1,065,720	PEN	3,754,000	Standard Chartered Bank	11/2/16	—	(50,379)
KES	27,829,000	USD	268,490	Standard Chartered Bank	11/3/16	5,240	—
EUR	4,020,606	SEK	39,777,869	Goldman Sachs International	11/4/16	9,545	—
PEN	5,766,296	USD	1,733,182	Standard Chartered Bank	11/4/16	—	(19,012)
SEK	39,777,869	EUR	4,153,566	Goldman Sachs International	11/4/16	—	(155,513)
USD	804,408	PEN	2,920,000	Standard Chartered Bank	11/4/16	—	(63,632)
USD	781,627	PEN	2,846,296	Standard Chartered Bank	11/4/16	—	(64,502)
USD	863,131	ZAR	12,195,184	Standard Chartered Bank	11/4/16	—	(40,948)
USD	17,294,132	ZAR	235,998,939	Standard Chartered Bank	11/4/16	—	(201,440)
EUR	9,780,759	SEK	96,763,000	Goldman Sachs International	11/8/16	23,323	—
EUR	8,844,383	SEK	87,497,925	Goldman Sachs International	11/8/16	21,237	—
SEK	112,812,000	EUR	11,449,246	Goldman Sachs International	11/8/16	—	(77,988)
SEK	71,448,925	EUR	7,532,655	Goldman Sachs International	11/8/16	—	(358,297)
NZD	64,007,700	USD	46,578,787	Deutsche Bank AG	11/10/16	—	(822,195)
USD	45,397,461	NZD	64,007,700	Deutsche Bank AG	11/10/16	—	(359,131)
USD	10,106,971	THB	356,675,000	Deutsche Bank AG	11/10/16	—	(82,361)
USD	5,991,946	THB	211,276,000	Standard Chartered Bank	11/10/16	—	(43,692)
IDR	339,272,929,000	USD	25,590,053	Nomura International PLC	11/14/16	378,421	—
USD	2,171,295	CNH	14,387,000	Bank of America, N.A.	11/14/16	50,891	—
USD	5,520,826	CNH	36,589,000	Goldman Sachs International	11/14/16	128,218	—
USD	25,829,686	IDR	339,272,929,000	Standard Chartered Bank	11/14/16	—	(138,788)
TRY	2,740,770	USD	908,026	Citibank, N.A.	11/15/16	—	(24,883)
TRY	24,116,230	USD	8,100,034	Citibank, N.A.	11/15/16	—	(329,193)
USD	8,064,917	THB	285,740,000	Deutsche Bank AG	11/15/16	—	(97,101)
USD	1,523,342	THB	53,972,000	JPMorgan Chase Bank, N.A.	11/15/16	—	(18,341)
USD	9,009,242	TRY	26,857,000	Citibank, N.A.	11/15/16	355,258	—

9	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2016

Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
NZD	26,300,271	USD	19,134,841	Deutsche Bank AG	11/16/16	$—	$(338,409)
USD	18,936,037	NZD	26,300,271	Deutsche Bank AG	11/16/16	139,605	—
USD	5,351,049	CNH	35,376,000	Citibank, N.A.	11/18/16	138,893	—
USD	2,111,237	CNH	13,988,000	Goldman Sachs International	11/18/16	50,302	—
USD	34,468,513	NZD	47,888,897	Morgan Stanley & Co. International PLC	11/21/16	249,971	—
COP	25,000,000,000	USD	8,520,791	Citibank, N.A.	11/22/16	—	(233,910)
MXN	155,000,000	USD	8,479,104	Goldman Sachs International	11/22/16	—	(295,909)
MXN	249,883,660	USD	12,927,161	JPMorgan Chase Bank, N.A.	11/22/16	265,398	—
MXN	473,569,000	USD	24,844,455	Standard Chartered Bank	11/22/16	157,527	—
MXN	36,133,989	USD	1,859,952	Standard Chartered Bank	11/22/16	47,735	—
USD	7,186,583	ZAR	97,274,000	Standard Chartered Bank	11/22/16	947	—
MXN	3,270,000	USD	177,418	BNP Paribas	11/23/16	—	(4,799)
RUB	291,897,368	USD	4,644,941	Deutsche Bank AG	11/23/16	—	(65,431)
USD	18,156,238	RUB	1,189,832,756	Deutsche Bank AG	11/23/16	—	(510,770)
USD	94,556,343	JPY	9,437,337,617	Standard Chartered Bank	11/25/16	4,498,066	—
TRY	4,069,000	USD	1,347,485	BNP Paribas	11/28/16	—	(39,973)
USD	1,357,057	TRY	4,069,000	BNP Paribas	11/28/16	49,545	—
USD	2,660,768	CNH	17,593,000	Deutsche Bank AG	11/30/16	71,186	—
USD	6,395,856	CNH	42,291,000	Standard Chartered Bank	11/30/16	170,878	—
TRY	12,179,120	USD	4,071,842	Deutsche Bank AG	12/1/16	—	(160,757)
TRY	23,245,783	USD	7,701,870	Deutsche Bank AG	12/1/16	—	(236,943)
TRY	31,368,251	USD	10,505,987	Deutsche Bank AG	12/1/16	—	(432,689)
USD	22,136,730	TRY	66,793,154	Deutsche Bank AG	12/1/16	687,419	—
BRL	28,000,000	USD	8,463,817	BNP Paribas	12/2/16	233,823	—
KES	28,535,000	USD	272,906	JPMorgan Chase Bank, N.A.	12/5/16	6,070	—
RUB	187,440,000	USD	2,957,867	Citibank, N.A.	12/5/16	—	(26,483)
RUB	358,960,000	USD	5,664,233	Credit Suisse International	12/5/16	—	(50,441)
USD	65,719,820	NZD	90,307,971	JPMorgan Chase Bank, N.A.	12/5/16	1,226,068	—
PEN	9,574,000	USD	2,869,044	BNP Paribas	12/7/16	—	(33,781)
RUB	525,780,000	USD	8,323,650	BNP Paribas	12/7/16	—	(105,880)
RUB	699,220,000	USD	11,073,647	Credit Suisse International	12/7/16	—	(145,066)
USD	1,449,011	PEN	5,165,000	BNP Paribas	12/7/16	—	(80,562)
USD	1,198,586	PEN	4,409,000	BNP Paribas	12/7/16	—	(107,104)
AUD	24,270,000	USD	18,255,894	Citibank, N.A.	12/8/16	189,087	—
AUD	9,230,000	USD	6,982,753	Citibank, N.A.	12/8/16	31,963	—
AUD	2,382,000	USD	1,802,495	Morgan Stanley & Co. International PLC	12/8/16	7,803	—
AUD	169,163	USD	128,045	Morgan Stanley & Co. International PLC	12/8/16	517	—
AUD	5,948,837	USD	4,558,237	Morgan Stanley & Co. International PLC	12/8/16	—	(37,174)
USD	6,401,461	AUD	8,500,000	Citibank, N.A.	12/8/16	—	(58,463)
USD	18,637,500	AUD	25,000,000	Citibank, N.A.	12/8/16	—	(362,275)
USD	12,501,856	AUD	16,325,181	JPMorgan Chase Bank, N.A.	12/8/16	94,866	—
USD	6,412,885	AUD	8,500,000	Morgan Stanley & Co. International PLC	12/8/16	—	(47,039)
IDR	19,345,389,000	USD	1,438,854	BNP Paribas	12/9/16	37,467	—
IDR	6,359,986,000	USD	486,052	BNP Paribas	12/9/16	—	(697)
IDR	8,193,233,000	USD	609,389	Deutsche Bank AG	12/9/16	15,868	—
USD	2,573,584	IDR	33,898,608,000	BNP Paribas	12/9/16	—	(13,349)

10	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2016

Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
TRY	14,977,558	USD	4,939,013	BNP Paribas	12/19/16	$—	$(147,310)
TRY	34,319,835	USD	11,439,182	BNP Paribas	12/19/16	—	(459,390)
USD	1,648,709	CNH	11,109,000	BNP Paribas	12/19/16	15,894	—
USD	16,262,253	TRY	49,297,393	BNP Paribas	12/19/16	490,757	—
RUB	206,196,000	USD	3,111,416	BNP Paribas	12/20/16	98,855	—
RUB	193,804,000	USD	2,922,696	Deutsche Bank AG	12/20/16	94,643	—
CNH	148,762,000	USD	22,029,024	Standard Chartered Bank	12/21/16	—	(167,104)
PEN	5,674,000	USD	1,698,294	BNP Paribas	12/21/16	—	(20,623)
USD	1,680,687	PEN	5,674,000	BNP Paribas	12/21/16	3,016	—
USD	14,571,001	EUR	12,921,563	Goldman Sachs International	1/11/17	339,451	—
USD	2,049,188	EUR	1,816,994	Standard Chartered Bank	1/11/17	47,987	—
TWD	202,955,000	USD	6,285,382	Deutsche Bank AG	1/12/17	150,309	—
TWD	150,692,000	USD	4,669,001	JPMorgan Chase Bank, N.A.	1/12/17	109,434	—
USD	16,556,341	CNH	114,627,000	Standard Chartered Bank	1/12/17	—	(262,147)
USD	6,060,167	TWD	202,955,000	Deutsche Bank AG	1/12/17	—	(375,524)
USD	4,503,646	TWD	150,692,000	JPMorgan Chase Bank, N.A.	1/12/17	—	(274,789)
USD	12,562,884	NZD	17,800,000	Goldman Sachs International	1/13/17	—	(133,422)
EUR	23,385,829	SEK	231,280,000	Goldman Sachs International	1/17/17	56,207	—
SEK	231,280,000	EUR	23,765,754	Goldman Sachs International	1/17/17	—	(474,763)
TWD	194,319,000	USD	6,011,415	BNP Paribas	1/17/17	150,934	—
TWD	193,943,000	USD	6,006,287	BNP Paribas	1/17/17	144,138	—
TWD	195,044,000	USD	6,053,507	Citibank, N.A.	1/17/17	131,834	—
TWD	179,661,000	USD	5,562,260	Deutsche Bank AG	1/17/17	135,247	—
USD	12,983,887	SGD	18,050,200	Bank of America, N.A.	1/17/17	4,786	—
USD	5,766,964	TWD	193,943,000	BNP Paribas	1/17/17	—	(383,461)
USD	5,784,223	TWD	195,044,000	Citibank, N.A.	1/17/17	—	(401,118)
USD	5,315,414	TWD	179,661,000	Deutsche Bank AG	1/17/17	—	(382,093)
USD	5,779,863	TWD	194,319,000	JPMorgan Chase Bank, N.A.	1/17/17	—	(382,486)
USD	27,760,848	EUR	25,039,550	Standard Chartered Bank	1/18/17	174,031	—
TWD	105,890,000	USD	3,286,468	BNP Paribas	1/19/17	71,683	—
TWD	97,065,000	USD	3,011,168	Goldman Sachs International	1/19/17	67,111	—
USD	23,937,237	INR	1,620,910,000	Standard Chartered Bank	1/19/17	—	(106,997)
USD	3,132,840	TWD	105,890,000	BNP Paribas	1/19/17	—	(225,311)
USD	2,860,405	TWD	97,065,000	Goldman Sachs International	1/19/17	—	(217,873)
USD	12,629,221	NZD	17,561,000	JPMorgan Chase Bank, N.A.	1/20/17	106,313	—
USD	2,706,756	EUR	2,455,330	JPMorgan Chase Bank, N.A.	1/25/17	786	—
USD	124,580	EUR	113,678	JPMorgan Chase Bank, N.A.	1/25/17	—	(702)
USD	1,556,997	EUR	1,419,129	JPMorgan Chase Bank, N.A.	1/25/17	—	(6,996)
RON	9,773,010	EUR	2,189,623	BNP Paribas	1/30/17	—	(28,320)
RON	1,020,010	EUR	228,512	BNP Paribas	2/3/17	—	(2,963)
RON	43,930,000	EUR	9,750,305	BNP Paribas	2/3/17	—	(26,964)
KES	482,981,000	USD	4,565,038	Citibank, N.A.	2/6/17	106,073	—
KES	50,500,000	USD	476,415	JPMorgan Chase Bank, N.A.	2/6/17	11,992	—
RUB	306,030,000	USD	4,768,679	BNP Paribas	2/6/17	—	(52,891)
RUB	1,354,661,616	USD	21,272,117	Citibank, N.A.	2/6/17	—	(397,373)
RUB	372,570,000	USD	5,817,180	Goldman Sachs International	2/6/17	—	(76,039)

11	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2016

Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	13,144,799	RUB	848,431,064	BNP Paribas	2/6/17	$70,847	$—
USD	15,592,333	EUR	14,257,607	Standard Chartered Bank	2/8/17	—	(130,726)
TWD	1,477,534,000	USD	45,871,903	Barclays Bank PLC	2/24/17	1,022,480	—
TWD	453,354,000	USD	14,066,212	BNP Paribas	2/24/17	322,463	—
TWD	440,479,000	USD	13,709,275	Citibank, N.A.	2/24/17	270,770	—
USD	43,925,855	TWD	1,477,534,000	Barclays Bank PLC	2/24/17	—	(2,968,528)
USD	13,506,748	TWD	453,354,000	BNP Paribas	2/24/17	—	(881,927)
USD	13,129,031	TWD	440,479,000	Citibank, N.A.	2/24/17	—	(851,013)
RON	17,985,000	EUR	3,976,343	BNP Paribas	2/28/17	2,749	—
RON	1,649,250	EUR	369,284	BNP Paribas	2/28/17	—	(4,878)
RON	52,895,592	EUR	11,719,418	BNP Paribas	2/28/17	—	(19,084)
RON	43,120,000	EUR	9,540,878	Deutsche Bank AG	3/2/17	—	(2,181)
RON	1,000,010	EUR	223,819	Deutsche Bank AG	3/2/17	—	(2,870)
RON	1,091,635	EUR	244,476	Bank of America, N.A.	3/6/17	—	(3,330)
RON	6,436,000	EUR	1,427,684	Bank of America, N.A.	3/6/17	—	(4,522)
RON	40,281,528	EUR	8,939,928	Bank of America, N.A.	3/6/17	—	(33,122)
RON	1,944,010	EUR	435,051	Deutsche Bank AG	3/7/17	—	(5,593)
RON	33,465,000	EUR	7,428,413	Deutsche Bank AG	3/7/17	—	(29,217)
RON	47,757,000	EUR	10,592,658	Deutsche Bank AG	3/7/17	—	(32,608)
KES	51,892,000	USD	492,568	ICBC Standard Bank plc	3/8/17	6,806	—
RON	1,627,010	EUR	364,237	BNP Paribas	3/8/17	—	(4,834)
RON	67,963,000	EUR	15,067,731	BNP Paribas	3/8/17	—	(39,517)
KES	46,565,000	USD	441,793	Standard Chartered Bank	3/9/17	6,243	—
KES	75,949,000	USD	719,896	Citibank, N.A.	3/13/17	10,381	—
USD	35,636,579	CNH	240,734,000	BNP Paribas	3/13/17	459,882	—
USD	18,014,607	SGD	24,937,800	Standard Chartered Bank	3/13/17	78,035	—
USD	5,732,576	CNH	37,835,000	Goldman Sachs International	3/15/17	204,775	—
USD	8,297,128	CNH	54,729,000	Standard Chartered Bank	3/15/17	301,066	—
USD	6,323,108	CNH	41,742,000	Citibank, N.A.	3/22/17	227,381	—
USD	5,052,200	CNH	33,294,000	Goldman Sachs International	3/22/17	190,163	—
USD	7,574,852	CNH	49,941,000	Standard Chartered Bank	3/22/17	281,797	—
KES	47,900,000	USD	454,891	Standard Chartered Bank	3/24/17	4,847	—
USD	15,048,305	SGD	20,467,200	Goldman Sachs International	3/30/17	325,666	—
USD	37,179,299	SGD	50,575,000	Standard Chartered Bank	3/30/17	799,262	—
USD	7,893,491	THB	277,693,000	Deutsche Bank AG	7/25/17	—	(27,356)
USD	4,684,085	THB	165,114,000	Standard Chartered Bank	7/25/17	—	(25,586)
USD	58,574,272	CNH	398,700,429	JPMorgan Chase Bank, N.A.	7/31/17	808,900	—
USD	22,500,000	OMR	9,293,625	BNP Paribas	8/22/18	—	(374,070)
USD	15,793,843	OMR	6,515,750	BNP Paribas	9/4/18	—	(219,979)
USD	16,268,630	OMR	6,713,250	BNP Paribas	9/17/18	—	(206,794)

						$17,493,880	$(17,421,233)

12	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2016

Consolidated Portfolio of Investments — continued

Futures Contracts
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)

Commodity Futures(1)
WTI Crude Oil	251	Short	Jan-17	$(13,022,863)	$(12,060,550)	$962,313
WTI Crude Oil	252	Short	Jan-17	(12,613,288)	(12,108,600)	504,688

Equity Futures
E-mini S&P 500 Index	520	Short	Dec-16	(55,009,825)	(55,122,600)	(112,775)

Interest Rate Futures
CME 90-Day Eurodollar	5,287	Short	Jun-18	(1,306,369,395)	(1,305,624,650)	744,745
Japan 10-Year Bond	74	Short	Dec-16	(107,111,930)	(107,051,969)	59,961
U.S. 5-Year Treasury Note	1,191	Short	Dec-16	(144,677,509)	(143,869,078)	808,431
U.S. 10-Year Deliverable Interest Rate Swap	563	Short	Dec-16	(57,182,504)	(56,352,782)	829,722
U.S. 10-Year Treasury Note	298	Short	Dec-16	(39,112,500)	(38,628,250)	484,250
U.S. Ultra-Long Treasury Bond	260	Long	Dec-16	48,707,986	45,743,750	(2,964,236)

						$1,317,099

(1)	Positions are held by a wholly-owned subsidiary (see Note 1).

CME:  Chicago Mercantile Exchange.

Japan 10-Year Bond:  Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

WTI:  West Texas Intermediate.

Centrally Cleared Inflation Swaps
Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Net Unrealized Appreciation (Depreciation)

LCH.Clearnet	$40,000	Pays	Return on CPI-U (NSA)	Receives	1.37%	9/24/20	$(627,555)
LCH.Clearnet	40,000	Receives	Return on CPI-U (NSA)	Pays	1.73	9/24/25	560,431

							$(67,124)

CPI-U (NSA) – Consumer Price Index All Urban Non-Seasonally Adjusted

13	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2016

Consolidated Portfolio of Investments — continued

Inflation Swaps
Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Net Unrealized Appreciation (Depreciation)

Bank of America, N.A.	$29,000	Receives	Return on CPI-U (NSA)	Pays	1.86%	3/22/26	$451,165
BNP Paribas	16,000	Receives	Return on CPI-U (NSA)	Pays	1.75	6/22/26	475,740
Citibank, N.A.	25,000	Receives	Return on CPI-U (NSA)	Pays	1.83	4/15/26	522,536
Credit Suisse International	50,000	Pays	Return on CPI-U (NSA)	Receives	1.60	2/3/20	130,484
Credit Suisse International	50,000	Receives	Return on CPI-U (NSA)	Pays	1.88	2/3/25	(561,089)
Goldman Sachs International	37,300	Pays	Return on CPI-U (NSA)	Receives	1.43	9/25/20	(469,690)
Goldman Sachs International	18,000	Receives	Return on CPI-U (NSA)	Pays	1.80	9/25/25	137,472
Goldman Sachs International	29,000	Receives	Return on CPI-U (NSA)	Pays	1.91	3/23/26	278,256
Goldman Sachs International	29,000	Receives	Return on CPI-U (NSA)	Pays	1.91	4/1/26	302,815

							$1,267,689

CPI-U (NSA) – Consumer Price Index All Urban Non-Seasonally Adjusted

Centrally Cleared Interest Rate Swaps
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)

CME Group, Inc.	USD	5,000	Pays	3-month USD-LIBOR-BBA	0.90%		5/11/17	$11,126
CME Group, Inc.	USD	4,000	Receives	3-month USD-LIBOR-BBA	1.66		2/24/19	(56,283)
CME Group, Inc.	USD	1,000	Receives	3-month USD-LIBOR-BBA	1.77		3/28/19	(16,406)
CME Group, Inc.	USD	100,000	Pays	3-month USD-LIBOR-BBA	2.79		9/21/45	16,602,559
CME Group, Inc.	USD	45,000	Pays	3-month USD-LIBOR-BBA	2.52		10/28/45	4,553,117
CME Group, Inc.	USD	55,000	Pays	3-month USD-LIBOR-BBA	2.52		10/28/45	5,564,921
LCH.Clearnet(1)	EUR	3,142	Receives	6-month Euro Interbank Offered Rate	0.00	(2)	12/21/19	4,268
LCH.Clearnet	HUF	2,125,500	Receives	6-month HUF BUBOR	1.92		7/28/26	102,405
LCH.Clearnet	HUF	1,495,700	Receives	6-month HUF BUBOR	1.94		8/1/26	65,545
LCH.Clearnet	HUF	1,450,029	Receives	6-month HUF BUBOR	1.89		9/21/26	105,743
LCH.Clearnet	HUF	587,850	Receives	6-month HUF BUBOR	1.93		9/21/26	34,792
LCH.Clearnet	HUF	573,154	Receives	6-month HUF BUBOR	1.94		9/21/26	32,984
LCH.Clearnet	HUF	583,931	Receives	6-month HUF BUBOR	2.14		10/13/26	(2,190)
LCH.Clearnet	HUF	593,728	Receives	6-month HUF BUBOR	2.09		10/19/26	8,473
LCH.Clearnet	HUF	891,572	Receives	6-month HUF BUBOR	2.09		10/19/26	12,718
LCH.Clearnet	HUF	647,027	Receives	6-month HUF BUBOR	2.04		10/20/26	19,761
LCH.Clearnet	HUF	891,572	Receives	6-month HUF BUBOR	2.04		10/20/26	27,229
LCH.Clearnet	HUF	707,985	Receives	6-month HUF BUBOR	2.06		10/28/26	17,997
LCH.Clearnet	HUF	285,989	Receives	6-month HUF BUBOR	2.08		10/28/26	5,870
LCH.Clearnet(1)	HUF	428,517	Receives	6-month HUF BUBOR	2.09		11/2/26	7,938
LCH.Clearnet(1)	HUF	286,920	Receives	6-month HUF BUBOR	2.18		11/3/26	(3,510)
LCH.Clearnet	NZD	97,141	Pays	3-month NZD Bank Bill	4.03		11/26/17	2,260,233
LCH.Clearnet	NZD	36,430	Pays	3-month NZD Bank Bill	4.02		11/27/17	876,139
LCH.Clearnet	NZD	68,069	Pays	3-month NZD Bank Bill	3.96		11/28/17	1,585,633
LCH.Clearnet	NZD	17,611	Pays	3-month NZD Bank Bill	4.05		6/16/25	1,433,050

14	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2016

Consolidated Portfolio of Investments — continued

Centrally Cleared Interest Rate Swaps (continued)
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	NZD	10,700	Pays	3-month NZD Bank Bill	4.05%		6/16/25	$871,057
LCH.Clearnet	PLN	30,010	Pays	6-month PLN WIBOR	2.23		7/28/26	(185,045)
LCH.Clearnet	PLN	21,649	Pays	6-month PLN WIBOR	2.22		8/1/26	(137,273)
LCH.Clearnet	PLN	7,837	Pays	6-month PLN WIBOR	2.28		9/21/26	(42,492)
LCH.Clearnet	PLN	8,033	Pays	6-month PLN WIBOR	2.30		9/21/26	(39,922)
LCH.Clearnet	PLN	20,964	Pays	6-month PLN WIBOR	2.30		9/21/26	(104,187)
LCH.Clearnet	PLN	8,288	Pays	6-month PLN WIBOR	2.49		10/13/26	(7,218)
LCH.Clearnet	PLN	12,637	Pays	6-month PLN WIBOR	2.46		10/19/26	(20,363)
LCH.Clearnet	PLN	8,425	Pays	6-month PLN WIBOR	2.47		10/19/26	(11,675)
LCH.Clearnet	PLN	9,248	Pays	6-month PLN WIBOR	2.43		10/20/26	(21,248)
LCH.Clearnet	PLN	12,637	Pays	6-month PLN WIBOR	2.44		10/20/26	(25,328)
LCH.Clearnet	PLN	10,411	Pays	6-month PLN WIBOR	2.46		10/28/26	(17,597)
LCH.Clearnet	PLN	4,164	Pays	6-month PLN WIBOR	2.47		10/28/26	(6,099)
LCH.Clearnet	PLN	6,247	Pays	6-month PLN WIBOR	2.50		10/31/26	(5,046)
LCH.Clearnet(1)	PLN	4,164	Pays	6-month PLN WIBOR	2.56		11/2/26	2,156
LCH.Clearnet	USD	5,000	Receives	3-month USD-LIBOR-BBA	0.90		5/11/17	(10,656)
LCH.Clearnet	USD	100,000	Receives	3-month USD-LIBOR-BBA	2.78		9/21/45	(17,213,783)
LCH.Clearnet	USD	45,000	Receives	3-month USD-LIBOR-BBA	2.50		10/28/45	(4,736,699)
LCH.Clearnet	USD	55,000	Receives	3-month USD-LIBOR-BBA	2.50		10/28/45	(5,789,299)
LCH.Clearnet(1)	USD	11,693	Receives	3-month USD-LIBOR-BBA	2.25	(2)	12/21/46	271,063

								$6,024,458

(1)	Effective date, which represents the date on which the Portfolio and the counterparty to the interest rate swap begin interest payment accrual, is after October 31, 2016.

(2)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Interest Rate Swaps
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)

Australia and New Zealand Banking Group Limited	KRW	29,000,000	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.45%	10/31/21	$(30,860)
Bank of America, N.A.	KRW	37,205,050	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.31	10/7/21	171,063
BNP Paribas	KRW	23,684,950	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.31	10/7/21	107,591
Credit Suisse International	RUB	1,885,404	Pays	3-month Moscow Prime Offered Rate	11.56	10/16/18	698,287
Credit Suisse International	RUB	628,468	Pays	3-month Moscow Prime Offered Rate	11.40	10/19/18	206,371
Credit Suisse International	RUB	942,702	Pays	3-month Moscow Prime Offered Rate	11.30	10/20/18	283,653
Credit Suisse International	RUB	616,145	Pays	3-month Moscow Prime Offered Rate	11.25	10/21/18	178,074

15	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2016

Consolidated Portfolio of Investments — continued

Interest Rate Swaps (continued)
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Deutsche Bank AG	CNY	196,293	Pays	7-day China Fixing Repo Rates	2.45%	6/18/17	$(64,171)
Deutsche Bank AG	CNY	74,067	Pays	7-day China Fixing Repo Rates	2.46	8/21/17	(29,505)
Goldman Sachs International	CNY	196,292	Pays	7-day China Fixing Repo Rates	2.45	6/18/17	(64,171)
Goldman Sachs International	CNY	209,345	Pays	7-day China Fixing Repo Rates	2.49	6/25/17	(59,386)
Goldman Sachs International	CNY	194,494	Pays	7-day China Fixing Repo Rates	2.45	7/16/17	(68,954)
Goldman Sachs International	CNY	55,274	Pays	7-day China Fixing Repo Rates	2.45	8/20/17	(22,343)
Goldman Sachs International	RUB	1,405,144	Pays	3-month Moscow Prime Offered Rate	10.16	3/18/20	1,330,903
Standard Chartered Bank	CNY	187,466	Pays	7-day China Fixing Repo Rates	2.45	7/16/17	(67,476)
Standard Chartered Bank	CNY	35,375	Pays	7-day China Fixing Repo Rates	2.45	8/21/17	(14,348)
Standard Chartered Bank	CNY	98,159	Pays	7-day China Fixing Repo Rates	2.22	3/30/18	(118,697)

							$2,436,031

Centrally Cleared Credit Default Swaps — Buy Protection
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate*		Termination Date	Market Value	Unamortized Upfront Payments	Net Unrealized Depreciation
Markit CDX North America High Yield Index	ICE Clear Credit	$75,000	5.00	%(1)	6/20/21	$(3,642,400)	$2,792,807	$(849,593)

						$(3,642,400)	$2,792,807	$(849,593)

*	The contract annual fixed rate represents the fixed rate of interest paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Total Return Swaps
Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Rate	Termination Date	Net Unrealized Appreciation

Goldman Sachs International	$40,560	Receives	Market IOS Index Series FN-3513, 3.50%, 30-year	Pays	1-month USD- LIBOR-BBA	1/12/43	$242,914

							$242,914

16	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2016

Consolidated Portfolio of Investments — continued

Currency Abbreviations:

AUD	–	Australian Dollar
BRL	–	Brazilian Real
CNH	–	Yuan Renminbi Offshore
CNY	–	Yuan Renminbi
COP	–	Colombian Peso
EUR	–	Euro
HUF	–	Hungarian Forint
IDR	–	Indonesian Rupiah
INR	–	Indian Rupee
ISK	–	Icelandic Krona
JPY	–	Japanese Yen
KES	–	Kenyan Shilling
KRW	–	South Korean Won
LKR	–	Sri Lankan Rupee
MXN	–	Mexican Peso

NZD	–	New Zealand Dollar
OMR	–	Omani Rial
PEN	–	Peruvian Sol
PLN	–	Polish Zloty
RON	–	Romanian Leu
RSD	–	Serbian Dinar
RUB	–	Russian Ruble
SEK	–	Swedish Krona
SGD	–	Singapore Dollar
THB	–	Thai Baht
TRY	–	New Turkish Lira
TWD	–	New Taiwan Dollar
USD	–	United States Dollar
ZAR	–	South African Rand

17	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2016

Consolidated Statement of Assets and Liabilities

Assets	October 31, 2016
Unaffiliated investments, at value (identified cost, $1,387,235,620)	$1,348,214,328
Affiliated investment, at value (identified cost, $78,572,285)	78,586,680
Restricted cash*	37,441,487
Foreign currency, at value (identified cost, $9,796,927)	9,700,692
Interest and dividends receivable	9,286,267
Receivable for investments sold	11,786,850
Receivable for variation margin on open futures contracts	4,914,828
Receivable for open forward foreign currency exchange contracts	17,493,880
Receivable for open swap contracts	5,517,324
Receivable for closed swap contracts	6,586,209
Prepaid expenses	3,416
Total assets	$1,529,531,961

Liabilities
Cash collateral due to brokers	$12,034,224
Written options and swaptions outstanding, at value (premiums received, $6,799,324)	5,672,236
Payable for investments purchased	3,988,241
Payable for variation margin on open centrally cleared swap contracts	6,820,368
Payable for open forward foreign currency exchange contracts	17,421,233
Payable for open swap contracts	1,570,690
Due to custodian	628,895
Payable to affiliates:
Investment adviser fee	754,732
Trustees’ fees	5,667
Accrued foreign capital gains taxes	421,721
Accrued expenses	525,628
Total liabilities	$49,843,635
Net Assets applicable to investors’ interest in Portfolio	$1,479,688,326

Sources of Net Assets
Investors’ capital	$1,507,548,180
Net unrealized depreciation	(27,859,854)
Total	$1,479,688,326

*	Represents restricted cash on deposit at the custodian and brokers for open derivative contracts.

18	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2016

Consolidated Statement of Operations

Investment Income	Year Ended October 31, 2016
Interest (net of foreign taxes, $286,425)	$60,973,526
Dividends	10,531,862
Interest allocated from/dividends from affiliated investment	500,133
Expenses allocated from affiliated investment	(14,464)
Total investment income	$71,991,057

Expenses
Investment adviser fee	$9,669,629
Trustees’ fees and expenses	68,000
Custodian fee	665,521
Legal and accounting services	295,543
Miscellaneous	127,199
Total expenses	$10,825,892

Net investment income	$61,165,165

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (net of foreign capital gains taxes of $137,972)	$(5,540,474)
Investment transactions in/allocated from affiliated investment	5,233
Written options and swaptions	11,714,008
Futures contracts	(87,577,299)
Swap contracts	7,267,446
Foreign currency and forward foreign currency exchange contract transactions	(39,952,524)
Non-deliverable bond forward contracts	91,091
Capital gain distributions received	200,688
Net realized loss	$(113,791,831)
Change in unrealized appreciation (depreciation) —
Investments (including net increase in accrued foreign capital gains taxes of $86,521)	$6,888,431
Investments — affiliated investment	14,395
Written options and swaptions	(1,681,701)
Futures contracts	16,881,391
Swap contracts	12,034,661
Foreign currency and forward foreign currency exchange contracts	8,992,543
Non-deliverable bond forward contracts	485,284
Net change in unrealized appreciation (depreciation)	$43,615,004

Net realized and unrealized loss	$(70,176,827)

Net decrease in net assets from operations	$(9,011,662)

19	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2016

Consolidated Statements of Changes in Net Assets

	Year Ended October 31,
Increase (Decrease) in Net Assets	2016	2015
From operations —
Net investment income	$61,165,165	$52,869,713
Net realized loss from investment transactions, written options and swaptions, futures contracts, swap contracts, foreign currency and forward foreign currency exchange contract transactions, non-deliverable bond forward contracts and capital gain distributions received	(113,791,831)	(6,354,973)
Net change in unrealized appreciation (depreciation) from investments, written options and swaptions, futures contracts, swap contracts, foreign currency, forward foreign currency exchange contracts and non-deliverable bond forward contracts	43,615,004	(75,587,142)
Net decrease in net assets from operations	$(9,011,662)	$(29,072,402)
Capital transactions —
Contributions	$93,045,402	$1,027,022,158
Withdrawals	(463,410,560)	(160,472,773)
Net increase (decrease) in net assets from capital transactions	$(370,365,158)	$866,549,385

Net increase (decrease) in net assets	$(379,376,820)	$837,476,983

Net Assets
At beginning of year	$1,859,065,146	$1,021,588,163
At end of year	$1,479,688,326	$1,859,065,146

20	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2016

Consolidated Financial Highlights

	Year Ended October 31,
Ratios/Supplemental Data	2016	2015	2014	2013	2012
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.66%	0.66%	0.72%	0.72%	0.75%
Net investment income	3.75%	3.63%	5.32%	3.86%	1.92%
Portfolio Turnover	30%	32%	58%	123%	17%

Total Return	0.04%	(0.41)%	7.75%	(6.15)%	5.00%

Net assets, end of year (000’s omitted)	$1,479,688	$1,859,065	$1,021,588	$526,099	$518,829

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

21	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2016

Notes to Consolidated Financial Statements

1  Significant Accounting Policies

Global Opportunities Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2016, Eaton Vance Short Duration Strategic Income Fund and Eaton Vance International (Cayman Islands) Short Duration Strategic Income Fund held an interest of 89.7% and 10.3%, respectively, in the Portfolio.

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GOP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The net assets of the Subsidiary at October 31, 2016 were $15,806,116 or 1.1% of the Portfolio’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation. A summary of the Subsidiary’s financial information is presented below.

Subsidiary Financial Statement Information	Amount

Total assets	$15,850,006
Total liabilities	43,890
Net assets	15,806,116
Net investment income (loss)	(120,356)
Net realized gain (loss)	(10,315,968)
Net change in unrealized appreciation (depreciation)	1,455,660
Net increase (decrease) in net assets from operations	(8,980,664)

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less (excluding those that are non-U.S. dollar denominated, which typically are valued by a pricing service or dealer quotes) are generally valued at amortized cost, which approximates market value.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

22

Global Opportunities Portfolio

October 31, 2016

Notes to Consolidated Financial Statements — continued

Derivatives. Exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial and commodities futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Non-deliverable bond forward contracts are generally valued based on the current price of the underlying bond as provided by a third party pricing service and current interest rates. Swaps (other than centrally cleared) and options on interest rate swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. In the case of total return swaps and volatility swaps, the pricing service valuations are based on the value of the underlying index or instrument, reference interest rate and volatility surface, as applicable. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by a broker/dealer (usually the counterparty to the option), so determined using similar techniques as those employed by the pricing service. Centrally cleared swaps are valued at the daily settlement price provided by the central clearing counterparty.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service. Prior to Cash Reserves Fund’s issuance of units in October 2016, the value of the Portfolio’s investment in Cash Reserves Fund reflected the Portfolio’s proportionate interest in its net assets and the Portfolio recorded its pro rata share of Cash Reserves Fund’s income, expenses and realized gain or loss.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

D  Federal and Other Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. If one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order

23

Global Opportunities Portfolio

October 31, 2016

Notes to Consolidated Financial Statements — continued

for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.

As of October 31, 2016, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Unfunded Loan Commitments — The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are disclosed in the accompanying Consolidated Portfolio of Investments.

G  Use of Estimates — The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Financial and Commodities Futures Contracts — Upon entering into a financial or commodities futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, index, commodity or currency, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial or commodities futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial or commodities futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Forward Foreign Currency Exchange and Non-Deliverable Bond Forward Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. The Portfolio may also enter into non-deliverable bond forward contracts for the purchase or sale of a bond denominated in a non-deliverable foreign currency at a fixed price on a future date. For non-deliverable bond forward contracts, unrealized gains and losses, based on changes in the value of the contract, and realized gains and losses are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K  Written Options — Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the

24

Global Opportunities Portfolio

October 31, 2016

Notes to Consolidated Financial Statements — continued

transaction to determine the realized gain or loss. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

L  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

M  Interest Rate Swaps — Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared swaps, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment.

Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

N  Inflation Swaps — Pursuant to inflation swap agreements, the Portfolio either makes floating-rate payments based on a benchmark index in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments in exchange for floating-rate payments based on the return of a benchmark index. By design, the benchmark index is an inflation index, such as the Consumer Price Index. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark index. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of interest rates or the index.

O  Cross-Currency Swaps — Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

P  Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in

25

Global Opportunities Portfolio

October 31, 2016

Notes to Consolidated Financial Statements — continued

addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 5 and 10. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked-to-market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

Q  Total Return Swaps — In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

R  Volatility Swaps — Volatility swaps involve the exchange of cash flows between two parties based on the measured volatility of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike payment for the “floating rate” or realized price volatility on the underlying asset with respect to the notional amount. At inception, the strike is generally chosen such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price volatility of the underlying asset and the strike multiplied by the notional amount. Changes in the value of the swap are recorded as unrealized gains and losses. Gains or losses are realized upon the termination of the contract. Volatility swaps permit the parties to attempt to hedge volatility risk and/or take positions on the projected future volatility of an underlying asset. Risk of loss is dependent on the volatility of the underlying instrument.

S  Swaptions — A purchased swaption contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Portfolio purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked-to-market to reflect the current value of the swaption. A written swaption gives the Portfolio the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Portfolio writes a swaption, the premium received by the Portfolio is recorded as a liability and subsequently marked-to-market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Portfolio’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract. Purchased swaptions traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

T  Reverse Repurchase Agreements — Under a reverse repurchase agreement, the Portfolio temporarily transfers possession of a portfolio security to another party, such as a bank or broker/dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the security at an agreed upon time and price, which reflects an interest payment. In periods of increased demand for a security, the Portfolio may receive a payment from the counterparty for the use of the security, which is recorded as interest income. Because the Portfolio retains effective control over the transferred security, the transaction is accounted for as a secured borrowing. The Portfolio may enter into such agreements when it believes it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Portfolio enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Portfolio’s assets. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds (and the counterparty making a loan), they constitute a form of leverage. The Portfolio segregates cash or liquid assets equal to its obligation to repurchase the security. During the term of the agreement, the Portfolio may also be obligated to pledge additional cash and/or securities in the event of a decline in the fair value of the transferred security. In the event the counterparty to a reverse repurchase agreement becomes insolvent, recovery of the security transferred by the Portfolio may be delayed or the Portfolio may incur a loss equal to the amount by which the value of the security transferred by the Portfolio exceeds the repurchase price payable by the Portfolio.

U  Stripped Mortgage-Backed Securities — The Portfolio may invest in Interest Only (IO) and Principal Only (PO) securities, a form of stripped mortgage-backed securities, whereby the IO security receives all the interest and the PO security receives all the principal on a pool of mortgage assets. The yield to maturity on an IO security is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity from these securities. If the underlying mortgages experience greater than anticipated prepayments of principal, the Portfolio may fail to recoup its initial investment in an IO security. The market value of IO and PO securities can be unusually volatile due to changes in interest rates.

26

Global Opportunities Portfolio

October 31, 2016

Notes to Consolidated Financial Statements — continued

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. Pursuant to the investment advisory agreement between the Portfolio and BMR and the investment advisory agreement between the Subsidiary and BMR, the Portfolio and Subsidiary each pay BMR a fee at an annual rate of 0.615% of its respective average daily net assets up to $500 million, 0.595% from $500 million but less than $1 billion, 0.575% from $1 billion but less than $1.5 billion, 0.555% from $1.5 billion but less than $2 billion and at reduced rates on daily net assets of $2 billion or more, and is payable monthly. In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. For the year ended October 31, 2016, the Portfolio’s investment adviser fee amounted to $9,669,629 or 0.592% of the Portfolio’s consolidated average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2016, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, for the year ended October 31, 2016 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$326,396,764	$597,661,481
U.S. Government and Agency Securities	114,471,988	180,210,017

	$440,868,752	$777,871,498

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio, including the Portfolio’s investment in the Subsidiary, at October 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,520,635,915

Gross unrealized appreciation	$34,512,536
Gross unrealized depreciation	(118,040,716)

Net unrealized depreciation	$(83,528,180)

The net unrealized appreciation (depreciation) on derivative contracts, foreign currency transactions and accrued foreign capital gains taxes at October 31, 2016 on a federal income tax basis was $2,336,151.

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options and swaptions, forward foreign currency exchange contracts, non-deliverable bond forward contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at October 31, 2016 is included in the Consolidated Portfolio of Investments. At October 31, 2016, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

27

Global Opportunities Portfolio

October 31, 2016

Notes to Consolidated Financial Statements — continued

Written options and swaptions activity for the year ended October 31, 2016 was as follows:

	Principal Amount of Contracts (000’s omitted)	Principal Amount of Contracts (000’s omitted)	Number of Contracts	Notional Amount — Swaptions (000’s omitted)			Premiums Received

Currency	EUR	USD		EUR	GBP	USD	USD
Outstanding, beginning of year	11,800	225,631	986	19,400	14,200	23,000	14,298,832
Options written	32,400	349,570	5,250	178,000	75,000	563,000	21,587,996
Options terminated in closing purchase transactions	—	—	(96)	—	(5,000)	—	(360,480)
Options exercised	(22,100)	(281,831)	(2,975)	(98,700)	(42,100)	(223,000)	(16,798,574)
Options expired	(22,100)	(218,370)	(3,165)	(98,700)	(42,100)	(123,000)	(11,928,450)

Outstanding, end of year	—	75,000	—	—	—	240,000	6,799,324

EUR	–	Euro
GBP	–	British Pound Sterling
USD	–	United States Dollar

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk:  The Portfolio invests in commodities-linked derivative instruments, including commodity futures contracts and options thereon, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities.

Credit Risk:  The Portfolio enters into credit default swaps and swaptions to manage certain investment risks and/or to enhance total return.

Equity Price Risk:  The Portfolio enters into equity index futures contracts and options thereon to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk:  The Portfolio engages in forward foreign currency exchange contracts, currency options, cross-currency swaps and volatility swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk:  The Portfolio utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps, inflation swaps, total return swaps, cross-currency swaps and swaptions to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At October 31, 2016, the fair value of derivatives with credit-related contingent features in a net liability position was $24,664,159. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $6,538,448 at October 31, 2016.

The OTC derivatives in which the Portfolio invests (except for written options as the Portfolio, not the counterparty, is obligated to perform) are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio (and Subsidiary) has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio (and Subsidiary) may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

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Global Opportunities Portfolio

October 31, 2016

Notes to Consolidated Financial Statements — continued

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio (and Subsidiary) and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Consolidated Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Consolidated Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at October 31, 2016 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 10) at October 31, 2016. Because the Subsidiary is not registered under the 1940 Act, it may not be able to negotiate terms with its counterparties that are equivalent to those a registered portfolio may negotiate. As a result, the Subsidiary may have greater exposure to those counterparties than a registered portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at October 31, 2016 was as follows:

	Fair Value
Consolidated Statement of Assets and Liabilities Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate	Total

Unaffiliated investments, at value	$—	$—	$—	$8,579,328	$2,407,117	$10,986,445
Net unrealized depreciation*	1,467,001	—	—	—	37,964,317	39,431,318
Receivable for open forward foreign currency exchange contracts	—	—	—	17,493,880	—	17,493,880
Receivable for open swap contracts	—	—	—	—	5,517,324	5,517,324

Total Asset Derivatives	$1,467,001	$—	$—	$26,073,208	$45,888,758	$73,428,967

Derivatives not subject to master netting or similar agreements	$1,467,001	$—	$—	$—	$37,964,317	$39,431,318

Total Asset Derivatives subject to master netting or similar agreements	$—	$—	$—	$26,073,208	$7,924,441	$33,997,649

	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate	Total

Written options and swaptions outstanding, at value	$—	$—	$—	$(5,288,375)	$(383,861)	$(5,672,236)
Net unrealized depreciation*	—	(849,593)	(112,775)	—	(32,044,110)	(33,006,478)
Payable for open forward foreign currency exchange contracts	—	—	—	(17,421,233)	—	(17,421,233)
Payable for open swap contracts	—	—	—	—	(1,570,690)	(1,570,690)

Total Liability Derivatives	$—	$(849,593)	$(112,775)	$(22,709,608)	$(33,998,661)	$(57,670,637)

Derivatives not subject to master netting or similar agreements	$—	$(849,593)	$(112,775)	$—	$(32,044,110)	$(33,006,478)

Total Liability Derivatives subject to master netting or similar agreements	$—	$—	$—	$(22,709,608)	$(1,954,551)	$(24,664,159)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts and centrally cleared swap contracts. Only the current day’s variation margin on open futures contracts and centrally cleared swap contracts is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

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Global Opportunities Portfolio

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Notes to Consolidated Financial Statements — continued

The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Consolidated Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio (and Subsidiary) for such assets and pledged by the Portfolio (and Subsidiary) for such liabilities as of October 31, 2016.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received (a)	Net Amount of Derivative Assets(b)

Bank of America, N.A.	$677,905	$(40,974)	$(30,897)	$—	$606,034
Barclays Bank PLC	1,022,480	(1,022,480)	—	—	—
BNP Paribas	2,735,499	(2,735,499)	—	—	—
Citibank, N.A.	2,159,780	(2,159,780)	—	—	—
Credit Suisse International	1,496,869	(756,596)	(740,273)	—	—
Deutsche Bank AG	6,582,652	(6,582,652)	—	—	—
Goldman Sachs International	6,173,090	(2,968,518)	(585,136)	—	2,619,436
ICBC Standard Bank plc	6,806	—	—	—	6,806
JPMorgan Chase Bank, N.A.	2,630,515	(683,314)	—	(1,947,201)	—
Morgan Stanley & Co. International PLC	258,482	(84,213)	(174,269)	—	—
Nomura International PLC	378,421	—	(276,337)	—	102,084
Standard Chartered Bank	9,653,955	(1,558,718)	—	(8,095,237)	—
UBS AG	221,195	—	—	—	221,195

	$33,997,649	$(18,592,744)	$(1,806,912)	$(10,042,438)	$3,555,555

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Australia and New Zealand Banking Group Limited	$(30,860)	$—	$—	$—	$(30,860)
Bank of America, N.A.	(40,974)	40,974	—	—	—
Barclays Bank PLC	(2,968,528)	1,022,480	1,946,048	—	—
BNP Paribas	(3,542,447)	2,735,499	806,948	—	—
Citibank, N.A.	(2,684,711)	2,159,780	524,931	—	—
Credit Suisse International	(756,596)	756,596	—	—	—
Deutsche Bank AG	(9,345,280)	6,582,652	2,762,628	—	—
Goldman Sachs International	(2,968,518)	2,968,518	—	—	—
JPMorgan Chase Bank, N.A.	(683,314)	683,314	—	—	—
Morgan Stanley & Co. International PLC	(84,213)	84,213	—	—	—
Standard Chartered Bank	(1,558,718)	1,558,718	—	—	—

	$(24,664,159)	$18,592,744	$6,040,555	$—	$(30,860)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

Information with respect to reverse repurchase agreements at October 31, 2016 is included at Note 7.

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Global Opportunities Portfolio

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Notes to Consolidated Financial Statements — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the year ended October 31, 2016 was as follows:

Consolidated Statement of Operations Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate

Net realized gain (loss) —
Investment transactions	$—	$—	$—	$(4,218,612)	$(1,096,125)
Futures contracts	(14,537,203)	—	(4,262,090)	—	(68,778,006)
Written options and swaptions	4,221,527	—	1,486,000	3,507,200	2,499,281
Swap contracts	—	4,865,176	—	—	2,402,270
Foreign currency and forward foreign currency exchange contract transactions	—	—	—	(46,030,744)	—
Non-deliverable bond forward contracts	—	—	—	—	91,091

Total	$(10,315,676)	$4,865,176	$(2,776,090)	$(46,742,156)	$(64,881,489)

Change in unrealized appreciation (depreciation) —
Investments	$—	$—	$—	$1,331,194	$(988,883)
Futures contracts	1,320,441	—	(153,665)	—	15,714,615
Written options and swaptions	134,600	—	62,625	(2,930,033)	1,051,107
Swap contracts	—	(2,329,969)	—	—	14,364,630
Foreign currency and forward foreign currency exchange contracts	—	—	—	9,026,635	—

Non-deliverable bond forward contracts	—	—	—	—	485,284

Total	$1,455,041	$(2,329,969)	$(91,040)	$7,427,796	$30,626,753

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the year ended October 31, 2016, which are indicative of the volume of these derivative types, were as follows:

Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts	Non-deliverable Bond Forward Contracts	Interest Rate Swaptions Purchased	Swap Contracts

$44,457,000	$2,214,519,000	$1,442,205,000	$1,007,000	$36,154,000	$2,110,995,000

The average principal amount of purchased currency options contracts and average number of purchased index options contracts outstanding during the year ended October 31, 2016, which are indicative of the volume of these derivative types, were approximately $352,899,000 and 1,128 contracts, respectively.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $545 million unsecured line of credit agreement with a group of banks, which is in effect through September 1, 2017. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2016.

31

Global Opportunities Portfolio

October 31, 2016

Notes to Consolidated Financial Statements — continued

7  Reverse Repurchase Agreements

There were no open reverse repurchase agreements outstanding as of October 31, 2016. For the year ended October 31, 2016, the average borrowings under settled reverse repurchase agreements and the average interest rate were approximately $309,000 and 1.38%, respectively.

8  Overdraft Advances

Pursuant to the custodian agreement, SSBT may, in its discretion, advance funds to the Portfolio to make properly authorized payments. When such payments result in an overdraft, the Portfolio is obligated to repay SSBT at the current rate of interest charged by SSBT for secured loans (currently, the Federal Funds rate plus 2%). This obligation is payable on demand to SSBT. SSBT has a lien on the Portfolio’s assets to the extent of any overdraft. At October 31, 2016, the Portfolio had an overdraft balance due to SSBT pursuant to the foregoing arrangement of $628,895. Based on the short-term nature of these payments and the variable interest rate, the carrying value of the overdraft advances approximated its fair value at October 31, 2016. If measured at fair value, overdraft advances would have been considered as Level 2 in the fair value hierarchy (see Note 10) at October 31, 2016. The Portfolio’s average overdraft advances during the year ended October 31, 2016 were not significant.

9  Risks Associated with Foreign Investments

Investing in securities issued by entities whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign issuers, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

32

Global Opportunities Portfolio

October 31, 2016

Notes to Consolidated Financial Statements — continued

At October 31, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Collateralized Mortgage Obligations	$—	$243,168,629	$—	$243,168,629
Mortgage Pass-Throughs	—	46,683,067	—	46,683,067
Commercial Mortgage-Backed Securities	—	145,388,879	—	145,388,879
Asset-Backed Securities	—	186,270,895	—	186,270,895
Senior Floating-Rate Loans	—	81,097,744	—	81,097,744
Foreign Government Bonds	—	386,328,507	—	386,328,507
U.S. Treasury Obligations	—	111,145,573	—	111,145,573
U.S. Government Agency Obligations	—	22,724,241	—	22,724,241
Closed-End Funds	94,015,946	—	—	94,015,946
Currency Options Purchased	—	8,579,328	—	8,579,328
Interest Rate Swaptions Purchased	—	2,407,117	—	2,407,117
Short-Term Investments —
Foreign Government Securities	—	9,155,651	—	9,155,651
U.S. Treasury Obligations	—	11,248,751	—	11,248,751
Other	—	78,586,680	—	78,586,680

Total Investments	$94,015,946	$1,332,785,062	$—	$1,426,801,008

Forward Foreign Currency Exchange Contracts	$—	$17,493,880	$—	$17,493,880
Futures Contracts	4,394,110	—	—	4,394,110
Swap Contracts	—	40,554,532	—	40,554,532

Total	$98,410,056	$1,390,833,474	$—	$1,489,243,530

Liability Description
Interest Rate Swaptions Written	$—	$(383,861)	$—	$(383,861)
Currency Options Written	—	(5,288,375)	—	(5,288,375)
Forward Foreign Currency Exchange Contracts	—	(17,421,233)	—	(17,421,233)
Futures Contracts	(3,077,011)	—	—	(3,077,011)
Swap Contracts	—	(34,292,964)	—	(34,292,964)

Total	$(3,077,011)	$(57,386,433)	$—	$(60,463,444)

The Portfolio held no investments or other financial instruments as of October 31, 2015 whose fair value was determined using Level 3 inputs. At October 31, 2016, there were no investments transferred between Level 1 and Level 2 during the year then ended.

33

Global Opportunities Portfolio

October 31, 2016

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Global Opportunities Portfolio:

We have audited the accompanying consolidated statement of assets and liabilities of Global Opportunities Portfolio and subsidiary (the “Portfolio”), including the consolidated portfolio of investments, as of October 31, 2016, and the related consolidated statement of operations for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended, and the consolidated financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities and senior loans owned as of October 31, 2016, by correspondence with the custodian, brokers and selling or agent banks; where replies were not received from brokers and selling or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements and consolidated financial highlights referred to above present fairly, in all material respects, the financial position of Global Opportunities Portfolio and subsidiary as of October 31, 2016, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 22, 2016

34

Global Opportunities Portfolio

October 31, 2016

Management and Organization

Fund Management.  The Trustees of Global Opportunities Portfolio (the Portfolio) are responsible for the overall management and supervision of the Portfolio’s affairs. The Trustees and officers of the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research, “EVMI” refers to Eaton Vance Management (International) Limited and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVMI is an indirect, wholly-owned subsidiary of EVC. EVD is the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 176 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee
Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD and EVMI. Trustee and/or officer of 176 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVMI, EVC and EV, which are affiliates of the Portfolio.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees
Scott E. Eston 1956	Trustee	2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., LLC (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand LLP (now PricewaterhouseCoopers) (a registered public accounting firm) (1987-1997). Mr. Eston has apprised the Board of Trustees that he intends to retire as a Trustee of all Eaton Vance funds effective September 30, 2017.

Directorships in the Last Five Years.(2) None.

Mark R. Fetting(3) 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Directorships in the Last Five Years. Formerly, Director and Chairman of Legg Mason, Inc. (2008-2012); Director/Trustee and Chairman of Legg Mason family of funds (14 funds) (2008-2012); and Director/Trustee of the Royce family of funds (35 funds) (2001-2012).

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Managing Director, Cambridge Associates (investment consulting company) (1989-1995); Consultant, Bain and Company (management consulting firm) (1987-1989); Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

35

Global Opportunities Portfolio

October 31, 2016

Management and Organization — continued

Name and Year of Birth	Position(s) with the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)
Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson); 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Trustee	2005

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (financial services cooperative) (2002-2006). Consistent with the Trustee retirement policy, Mr. Verni is currently expected to retire as a Trustee of all Eaton Vance funds effective July 1, 2017.

Directorships in the Last Five Years.(2) None.

Scott E. Wennerholm(3) 1959	Trustee	2016

Consultant at GF Parish Group (executive recruiting firm). Trustee at Wheelock College (postsecondary institution) (since 2012). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Directorships in the Last Five Years. None.

36

Global Opportunities Portfolio

October 31, 2016

Management and Organization — continued

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Portfolio	Officer Since(4)	Principal Occupation(s) During Past Five Years
Eric A. Stein 1980	President	2012	Vice President of EVM and BMR.

Payson F. Swaffield 1956	Vice President	2003	Vice President and Chief Income Investment Officer of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR.
James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	2004	Vice President of EVM and BMR.

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)	During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Messrs. Fetting, Gorman and Wennerholm) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).
(3)	Messrs. Fetting and Wennerholm began serving as Trustees effective September 1, 2016.
(4)	Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for Eaton Vance Short Duration Strategic Income Fund (which invests in the Portfolio) includes additional information about the Trustees and officers of the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

37

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice

President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

Rule 2-01(c)(1)(ii)(A) of Regulation S-X (the “Loan Rule”) prohibits an accounting firm, such as the Portfolio’s principal accountant, Deloitte & Touche LLP (“D&T”), from having certain financial relationships with their audit clients and affiliated entities. Specifically, the Loan Rule provides, in relevant part, that an accounting firm generally would not be independent if it receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Based on information provided to the Audit Committee of the Board of Trustees (the “Audit Committee”) of the Eaton Vance family of funds by D&T, certain relationships between D&T and its affiliates (“Deloitte Entities”) and its lenders who are record owners of shares of one or more funds within the Eaton Vance family of funds (the “Funds”) implicate the Loan Rule, calling into question D&T’s independence with respect to the Funds. The Funds are providing this disclosure to explain the facts and circumstances as well as D&T’s conclusions concerning D&T’s objectivity and impartiality with respect to the audits of the Funds.

D&T advised the Audit Committee of its conclusion that, in light of the facts surrounding its lending relationships, D&T’s objectivity and impartiality in the planning and conduct of the audits of the Funds financial statements will not be compromised, D&T is in a position to continue as the auditor for the Funds and no actions need to be taken with respect to previously issued reports by D&T. D&T has advised the Audit Committee that these conclusions were based in part on the following considerations: (1) Deloitte Entity personnel responsible for managing the lending relationships have had no interactions with the audit engagement team; (2) the lending relationships are in good standing and the principal and interest payments are up-to-date; (3) the lending relationships are not significant to the Deloitte Entities or to D&T.

On June 20, 2016, the U.S. Securities and Exchange Commission (the “SEC”) issued no-action relief to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter (June 20, 2016) (the “No-Action Letter”)) related to the auditor independence issue described above. In the No-Action Letter, the SEC indicated that it would not recommend enforcement action against the fund group if the auditor is not in compliance with the Loan Rule provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the auditor’s non-compliance under the Loan Rule is with respect to certain lending relationships; and (3) notwithstanding such non-compliance, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. Based on information provided by D&T, the requirements of the No-Action Letter appear to be met with respect to D&T’s lending relationships described above. After giving consideration to the guidance provided in the No-Action Letter, D&T affirmed to the Audit Committee that D&T is an independent accountant with respect to the Funds within the meaning of the rules and standards of the PCAOB and the securities laws and regulations administered by the SEC. The SEC has indicated that the no-action relief will expire 18 months from its issuance.

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended October 31, 2015 and October 31, 2016 by D&T for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	10/31/15	10/31/16
Audit Fees	$74,145	$79,420
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$32,538	$38,743
All Other Fees(3)	$0	$0

Total	$106,683	$118,163

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other tax related compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended October 31, 2015 and October 31, 2016; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	10/31/15	10/31/16
Registrant	$32,538	$38,743
Eaton Vance(1)	$46,000	$56,434

(1)	Certain subsidiaries of Eaton Vance Corp. provide ongoing services to the registrant.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Opportunities Portfolio

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	December 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	December 22, 2016

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	December 22, 2016